UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 115.1%

	COMMON STOCKS – 110.8%

	Aerospace & Defense – 4.3%

195	BE Aerospace Inc., (2)	$16,924

163	General Dynamics Corporation	17,754

191	Honeywell International Inc.	17,717

82	TransDigm Group Inc.	15,186

178	United Technologies Corporation	20,798
	Total Aerospace & Defense	88,379

	Auto Components – 1.8%

272	BorgWarner Inc.	16,720

298	Delphi Automotive PLC	20,222
	Total Auto Components	36,942

	Banks – 3.7%

475	Bank of America Corporation	8,170

272	Pacwest Bancorp.	11,699

196	PNC Financial Services Group, Inc.	17,052

1,094	Regions Financial Corporation	12,154

573	Wells Fargo & Company	28,501
	Total Banks	77,576

	Beverages – 0.6%

278	Coca-Cola Enterprises Inc.	13,277

	Biotechnology – 2.3%

140	Amgen Inc.	17,268

48	Biogen Idec Inc., (2)	14,682

233	Gilead Sciences, Inc., (2)	16,510
	Total Biotechnology	48,460

	Capital Markets – 2.2%

171	Ameriprise Financial, Inc.	18,822

329	T. Rowe Price Group Inc.	27,093
	Total Capital Markets	45,915

	Chemicals – 4.0%

349	LyondellBasell Industries NV	31,040

359	Methanex Corporation	22,954

102	PPG Industries, Inc.	19,733

105	WR Grace & Company, (2)	10,413
	Total Chemicals	84,140

Nuveen Investments	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.3%

173	Clean Harbors, Inc., (2)	$9,479

422	Waste Management, Inc.	17,754
	Total Commercial Services & Supplies	27,233

	Communications Equipment – 3.7%

636	Ciena Corporation, (2)	14,463

254	F5 Networks, Inc., (2)	27,084

790	Finisar Corporation, (2)	20,943

195	QUALCOMM, Inc.	15,378
	Total Communications Equipment	77,868

	Computers & Peripherals – 3.0%

89	Apple, Inc.	47,770

538	EMC Corporation	14,747
	Total Computers & Peripherals	62,517

	Construction Materials – 1.1%

419	Caesarstone Sdot-Yam Limited	22,785

	Consumer Finance – 1.9%

248	Capital One Financial Corporation	19,136

351	Discover Financial Services	20,425
	Total Consumer Finance	39,561

	Containers & Packaging – 1.0%

511	Myers Industries, Inc.	10,179

140	Packaging Corp. of America	9,852
	Total Containers & Packaging	20,031

	Diversified Financial Services – 1.7%

384	ING US Inc.	13,928

105	IntercontinentalExchange Group Inc.	20,772
	Total Diversified Financial Services	34,700

	Diversified Telecommunication Services – 0.4%

221	AT&T Inc.	7,750

	Electric Utilities – 0.9%

139	Pinnacle West Capital Corporation	7,598

370	Portland General Electric Company	11,966
	Total Electric Utilities	19,564

	Electrical Equipment – 0.9%

380	Ametek Inc.	19,566

	Electronic Equipment & Instruments – 0.7%

161	Amphenol Corporation, Class A	14,756

2	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.1%

121	Helmerich & Payne Inc.	$13,015

105	Schlumberger Limited	10,238
	Total Energy Equipment & Services	23,253

	Food & Staples Retailing – 2.0%

123	Costco Wholesale Corporation	13,737

541	Whole Foods Market, Inc.	27,434
	Total Food & Staples Retailing	41,171

	Food Products – 4.3%

144	Bunge Limited	11,449

1,865	Chiquita Brands International Inc., (2)	23,219

269	General Mills, Inc.	13,940

120	Hershey Foods Corporation	12,528

191	Kraft Foods Inc.	10,715

616	WhiteWave Foods Company, (2)	17,581
	Total Food Products	89,432

	Health Care Equipment & Supplies – 1.6%

246	Baxter International, Inc.	18,101

70	Becton, Dickinson and Company	8,196

110	Medtronic, Inc.	6,769
	Total Health Care Equipment & Supplies	33,066

	Health Care Providers & Services – 3.2%

214	Express Scripts, Holding Company, (2)	16,069

295	HCA Holdings Inc., (2)	15,488

133	McKesson HBOC Inc.	23,484

978	Select Medical Corporation	12,176
	Total Health Care Providers & Services	67,217

	Hotels, Restaurants & Leisure – 3.9%

1,371	ClubCorp Holdings Inc.	25,912

184	Las Vegas Sands	14,864

138	Starbucks Corporation	10,126

179	Starwood Hotels & Resorts Worldwide, Inc.	14,248

222	Wyndham Worldwide Corporation	16,257
	Total Hotels, Restaurants & Leisure	81,407

	Household Durables – 3.0%

423	Whirlpool Corporation	63,222

	Household Products – 0.8%

210	Procter & Gamble Company	16,926

Nuveen Investments	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 1.2%

256	Danaher Corporation	$19,200

232	General Electric Company	6,006
	Total Industrial Conglomerates	25,206

	Insurance – 3.5%

52	Everest Reinsurance Group Ltd	7,959

622	Hartford Financial Services Group, Inc.	21,938

647	Hilltop Holdings Inc., (2)	15,392

133	PartnerRe Limited	13,766

133	RenaisasnceRE Holdings, Limited	12,981
	Total Insurance	72,036

	Internet & Catalog Retail – 3.1%

107	Amazon.com, Inc., (2)	36,008

23	priceline.com Incorporated, (2)	27,413
	Total Internet & Catalog Retail	63,421

	Internet Software & Services – 4.4%

82	Equinix Inc., (2)	15,157

446	Facebook Inc., Class A Shares, (2)	26,867

29	Google Inc., Class A, (2)	32,321

1,683	Marin Software Inc., (2)	17,789
	Total Internet Software & Services	92,134

	IT Services – 4.0%

431	Amdocs Limited	20,024

121	FleetCor Technologies Inc., (2)	13,927

292	MasterCard, Inc.	21,812

388	Vantiv Inc., (2)	11,725

70	Visa Inc.	15,110
	Total IT Services	82,598

	Machinery – 1.1%

402	Barnes Group Inc.	15,465

52	Cummins Inc.	7,747
	Total Machinery	23,212

	Media – 3.1%

488	Comcast Corporation, Class A	24,410

72	Liberty Global PLC Class C, (2)	2,931

225	Viacom Inc., Class B	19,123

227	Walt Disney Company	18,176
	Total Media	64,640

4	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 1.2%

179	DTE Energy Company	$13,298

256	Wisconsin Energy Corporation	11,917
	Total Multi-Utilities	25,215

	Oil, Gas & Consumable Fuels – 6.8%

140	Chevron Corporation	16,647

86	EOG Resources, Inc.	16,871

397	Phillips 66	30,593

403	SemGroup Corporation, A Shares	26,469

263	SM Energy Company	18,749

171	Targa Resources Corporation	16,973

118	Teekay Shipping Corporation	6,636

181	World Fuel Services Corporation	7,982
	Total Oil, Gas & Consumable Fuels	140,920

	Paper & Forest Products – 0.8%

544	KapStone Paper and Packaging Corp., (2)	15,689

	Pharmaceuticals – 6.9%

178	AbbVie Inc.	9,149

159	Actavis Inc., (2)	32,730

118	Allergan, Inc.	14,644

130	Johnson & Johnson	12,770

386	Merck & Company Inc.	21,913

559	Pfizer Inc.	17,955

178	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,406

187	Valeant Pharmaceuticals International, (2)	24,652
	Total Pharmaceuticals	143,219

	Real Estate Investment Trust – 1.6%

440	Duke Realty Corporation	7,427

1,438	Healthcare Trust of America Inc., Class A	16,379

107	PS Business Parks Inc.	8,947
	Total Real Estate Investment Trust	32,753

	Real Estate Management & Development – 0.4%

271	CBRE Group Inc., (2)	7,434

	Road & Rail – 2.0%

159	Norfolk Southern Corporation	15,450

141	Union Pacific Corporation	26,460
	Total Road & Rail	41,910

	Semiconductors & Equipment – 2.5%

684	Intel Corporation	17,654

Nuveen Investments	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

310	Linear Technology Corporation	$15,094

487	Skyworks Solutions Inc., (2)	18,272
	Total Semiconductors & Equipment	51,020

	Software – 3.4%

171	Check Point Software Technology Limited, (2)	11,565

818	Microsoft Corporation	33,530

353	Oracle Corporation	14,441

299	Parametric Technology Corporation, (2)	10,594
	Total Software	70,130

	Specialty Retail – 6.7%

1,153	American Eagle Outfitters, Inc.	14,113

22	AutoZone, Inc., (2)	11,816

367	Home Depot, Inc.	29,040

370	Lithia Motors Inc.	24,589

133	O’Reilly Automotive Inc., (2)	19,736

247	Restoration Hardware Holdings Incorporated, (2)	18,177

98	Signet Jewelers Limited	10,374

127	Tiffany & Co.	10,941
	Total Specialty Retail	138,786

	Textiles, Apparel & Luxury Goods – 2.2%

67	Michael Kors Holdings Limited, (2)	6,249

2,349	Quiksilver Inc., (2)	17,641

744	Wolverine World Wide Inc.	21,241
	Total Textiles, Apparel & Luxury Goods	45,131

	Thrifts & Mortgage Finance – 0.5%

882	TFS Financial Corporation, (2)	10,963
	Total Common Stocks (cost $2,165,515)	2,303,131

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS – 4.3%

972	SPDR® S&P® Homebuilders ETF	$31,639

1,019	WisdomTree Europe Hedged Equity Fund	57,624
	Total Exchange-Traded Funds (cost $87,460)	89,263
	Total Long-Term Investments (cost $2,252,975)	2,392,394

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 45.8%

$952	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $952,087, collateralized by $990,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $972,613	0.000%	4/01/14	$952,087
	Total Short-Term Investments (cost $952,087)			952,087
	Total Investments (cost $3,205,062) – 160.9%			3,344,481

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (32.1)% (4)

	Automobiles – (1.0)%

(1,380)	Ford Motor Company			$(21,528)

	Banks – (1.2)%

(402)	Banco Latinoamericano de Exportaciones S.A			(10,617)

(322)	Citigroup Inc.			(15,327)
	Total Banks			(25,944)

	Beverages – (0.5)%

(267)	Coca-Cola Company			(10,322)

	Capital Markets – (1.0)%

(1,150)	Apollo Investment Corporation			(9,557)

(271)	Eaton Vance Corporation			(10,341)
	Total Capital Markets			(19,898)

	Chemicals – (0.8)%

(120)	Praxair, Inc.			(15,716)

	Communications Equipment – (0.5)%

(482)	Cisco Systems, Inc.			(10,802)

	Containers & Packaging – (0.5)%

(284)	MeadWestvaco Corporation			(10,690)

	Food & Staples Retailing – (2.4)%

(641)	Wal-Mart Stores, Inc.			(48,992)

	Food Products – (0.6)%

(199)	Kellogg Company			(12,479)

	Health Care Equipment & Supplies – (1.8)%

(399)	Abbott Laboratories			(15,365)

(188)	Saint Jude Medical Inc.			(12,293)

(220)	Steris Corporation			(10,505)
	Total Health Care Equipment & Supplies			(38,163)

	Health Care Providers & Services – (1.2)%

(283)	Patterson Companies, Inc.			(11,818)

(420)	Premier Inc., Class A, (2)			(13,839)
	Total Health Care Providers & Services			(25,657)

Nuveen Investments	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – (0.8)%

(274)	Carnival Corporation	$(10,374)

(232)	Seaworld Entertainment	(7,013)
	Total Hotels, Restaurants & Leisure	(17,387)

	Household Products – (1.0)%

(234)	Clorox Company	(20,594)

	Industrial Conglomerates – (0.8)%

(118)	3M Co.	(16,008)

	Insurance – (1.8)%

(247)	AFLAC Incorporated	(15,571)

(495)	Willis Group Holdings PLC	(21,844)
	Total Insurance	(37,415)

	IT Services – (0.8)%

(86)	International Business Machines Corporation (IBM)	(16,554)

	Life Sciences Tools & Services – (0.6)%

(239)	Parexel International Corporation, (2)	(12,928)

	Machinery – (1.5)%

(176)	Deere & Company	(15,981)

(96)	Valmont Industries, Inc.	(14,289)
	Total Machinery	(30,270)

	Multiline Retail – (3.0)%

(490)	Kohl’s Corporation	(27,832)

(319)	Nordstrom, Inc.	(19,922)

(242)	Target Corporation	(14,643)
	Total Multiline Retail	(62,397)

	Personal Products – (0.9)%

(659)	Elizabeth Arden, Inc., (2)	(19,447)

	Pharmaceuticals – (0.7)%

(252)	Eli Lilly and Company	(14,833)

	Real Estate Investment Trust – (1.0)%

(92)	Boston Properties, Inc.	(10,537)

(164)	Ventas Inc.	(9,933)
	Total Real Estate Investment Trust	(20,470)

	Semiconductors & Equipment – (0.5)%

(170)	Cree, Inc., (2)	(9,615)

	Software – (1.6)%

(193)	ACI Worldwide, Inc., (2)	(11,424)

(217)	Micros Systems, Inc., (2)	(11,486)

8	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

(135)	SAP AG, Sponsored ADR	$(10,977)
	Total Software	(33,887)

	Specialty Retail – (1.6)%

(404)	Buckle Inc.	(18,503)

(339)	CarMax, Inc., (2)	(15,865)
	Total Specialty Retail	(34,368)

	Textiles, Apparel & Luxury Goods – (0.9)%

(360)	Coach, Inc.	(17,878)

	Tobacco – (2.3)%

(157)	British American Tobacco PLC	(17,494)

(373)	Philip Morris International	(30,537)
	Total Tobacco	(48,031)

	Trading Companies & Distributors – (0.8)%

(63)	W.W. Grainger, Inc.	(15,918)
	Total Common Stocks Sold Short (proceeds $652,257)	(668,191)

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (26.0)% (4)

(1,248)	Consumer Staples Select Sector SPDR® Fund	$(53,739)

(121)	Energy Select Sector SPDR® Fund	(10,776)

(911)	Health Care Select Sector SPDR® Fund	(53,284)

(809)	Industrial Select Sector SPDR® Fund	(42,335)

(489)	iShares® 1-3 Year Treasury Bond ETF	(41,296)

(477)	iShares® 3-7 Year Treasury Bond ETF	(57,579)

(1,546)	iShares® China Large-Cap ETF	(55,316)

(801)	iShares® Latin America 40 ETF	(29,293)

(529)	iShares® MSCI Emerging Markets ETF	(21,684)

(269)	iShares® Russell 2000® ETF	(31,295)

(116)	iShares® Transportation Average ETF	(15,708)

(229)	iShares® U.S. Real Estate ETF	(15,496)

(375)	Materials Select® Sector SPDR® Fund	(17,730)

(352)	PowerShares QQQ Trust, Series 1	(30,863)

(751)	SPDR® S&P® Retail ETF	(63,272)
	Total Exchange-Traded Funds Sold Short (proceeds $526,811)	(539,666)
	Total Securities Sold Short (proceeds $1,179,068) – (58.1)%	(1,207,857)
	Other Assets Less Liabilities – (2.8)%	(58,546)
	Net Assets – 100%	$2,078,078

Nuveen Investments	9

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,303,131	$—	$—	$2,303,131
Exchange-Traded Funds	89,263	—	—	89,263
Short-Term Investments:
Repurchase Agreements	—	952,087	—	952,087
Common Stocks Sold Short	(668,191)	—	—	(668,191)
Exchange-Traded Funds Sold Short	(539,666)	—	—	(539,666)
Total	$1,184,537	$952,087	$—	$2,136,624

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from U.S. GAAP.

As of March 31, 2014, the cost of investments (excluding investments in securities sold short) was $3,205,062.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in securities sold short) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$158,888
Depreciation	(19,469)
Net unrealized appreciation (depreciation) of investments	$139,419

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short and Exchange-Traded Funds Sold Short. As of the end of the reporting period, long-term investments with a value of $1,837,633 have been pledged as collateral for Common Stocks Sold Short and Exchange-Traded Funds Sold Short.

ADR	American Depositary Receipt.

10	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014